Form N-1A Cover	May 28, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Calamos ETF Trust
Entity Central Index Key	0001579881
Entity Investment Company Type	N-1A
Document Period End Date	May 28, 2024
Prospectus Date	Dec. 01, 2023
Supplement to Prospectus [Text Block]

CALAMOS ETF TRUST

(the “Trust”)

Calamos Antetokounmpo Global Sustainable Equities ETF

(the “Fund”)

Supplement dated May 28, 2024

to the Fund’s Prospectus dated December 1, 2023

This supplement updates certain information contained in the Fund’s prospectus and should be attached to the prospectus and retained for future reference.

Capitalized terms not defined herein have the same meaning as in the Fund’s prospectus.